PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets (Detail)
12 Months Ended
Dec. 31, 2023
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%
Bottom of range [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
Bottom of range [member] | Machines, equipment and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Bottom of range [member] | Furniture and utensils [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Bottom of range [member] | Wagons [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	2.90%
Bottom of range [member] | Locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.30%
Bottom of range [member] | Permanent ways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.00%
Bottom of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Top of range [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	5.00%
Top of range [member] | Machines, equipment and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	11.00%
Top of range [member] | Furniture and utensils [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	15.00%
Top of range [member] | Wagons [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	6.00%
Top of range [member] | Locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Top of range [member] | Permanent ways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
Top of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%